CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares Common Class A	Ordinary Shares Common Class B	Ordinary Shares	Additional Paid-in Capital	Treasury stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Foreign currency translation adjustments	Accumulated Other Comprehensive Income (Loss) Intra-entity foreign currency transaction loss	Retained earnings (accumulated deficits)	Total
Beginning Balance at Dec. 31, 2021			$ 12,368	$ 544,425	$ (111,287)	$ 41,176	$ 45,992	$ (4,816)	$ 230,139	$ 716,821
Beginning Balance (in shares) at Dec. 31, 2021	66,020,439	24,336,650
Net loss for the year									(75,562)	(75,562)
Other comprehensive loss:
Foreign currency translation adjustments						(47,413)	(47,413)			(47,413)
Loss on intra-entity foreign transactions of long-term investment nature						(2,794)		(2,794)		(2,794)
Contribution from shareholder				159						159
Share-based compensation				586						586
Exercise of share options and vesting of unvested shares				3	4					7
Exercise of share options and vesting of unvested shares (in shares)	240
Ending Balance at Dec. 31, 2022			12,368	545,173	(111,283)	(9,031)	(1,421)	(7,610)	154,577	591,804
Ending Balance (in shares) at Dec. 31, 2022	66,020,679	24,336,650
Net loss for the year									(179,721)	(179,721)
Other comprehensive loss:
Foreign currency translation adjustments						(27,872)	(27,872)			(27,872)
Loss on intra-entity foreign transactions of long-term investment nature						(505)		(505)		(505)
Contribution from shareholder				152						152
Share-based compensation				39						39
Ending Balance at Dec. 31, 2023			12,368	545,364	(111,283)	(37,408)	(29,293)	(8,115)	(25,144)	383,897
Ending Balance (in shares) at Dec. 31, 2023	66,020,679	24,336,650
Net loss for the year									(28,756)	(28,756)
Other comprehensive loss:
Foreign currency translation adjustments						(7,942)	(7,942)			(7,942)
Loss on intra-entity foreign transactions of long-term investment nature						(437)		(437)		(437)
Contribution from shareholder				150						150
Ending Balance at Dec. 31, 2024			$ 12,368	$ 545,514	$ (111,283)	$ (45,787)	$ (37,235)	$ (8,552)	$ (53,900)	$ 346,912
Ending Balance (in shares) at Dec. 31, 2024	66,020,679	24,336,650